Income tax benefit/(expense) - Summary of Reconciliation of Income Tax to Prima Facie Tax Payable (Parenthetical) (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Difference in tax rate	30.00%	30.00%	30.00%
Singapore
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Statutory tax rate	17.00%